Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid and Other Current Assets [Abstract]
PREPAID AND OTHER CURRENT ASSETS

7. PREPAID AND OTHER CURRENT ASSETS

	December 31,	December 31,
	2023	2022
Prepaid insurance	$478,116	$624,033
Other prepaid expense	327,538	55,356
Security deposit	135,061	122,570
VAT receivable	260,955	192,154
	$1,201,670	$994,113

For the year ended December 31, 2023, the Company recorded bad debt reserve of $53,295 for VAT receivables.